Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000215087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024691
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	6.03%	1.50%	1.17%
Without Sales Load [Member] | C000215087
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%	1.95%	1.39%
Without Sales Load [Member] | C000024691
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%	1.71%	1.27%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.04%)	1.64%
Federated Investors Inc. Index: ICE BofA 1-Year US Treasury Note Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year US Treasury Note Index
Average Annual Return, Percent	5.54%	1.88%	1.49%
Federated Investors Inc. Index: ICE BofA 1-Year US Treasury Note Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year US Treasury Note Index
Average Annual Return, Percent	5.54%	1.88%	1.49%